Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other payables
Schedule of trade and other payables
	December 31, 2023	December 31, 2022
	$	$
Trade payables	3,240,658	2,760,002
Accrued liabilities (i)	954,371	4,348,417
	4,195,029	7,108,419

Schedule of accrued liabilities
	December 31, 2023	December 31, 2022
	$	$
External research and development fees	—	3,531,996
Operational expenses	71,953	92,783
Professional and other fees	473,225	314,445
Accrued interest	409,193	409,193
	954,371	4,348,417